OPERATING EXPENSES - Fees for services, maintenance, materials and supplies (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING EXPENSES
Maintenance and materials	$ (46,197)	$ (55,539)	$ (55,347)
Fees for services	(41,595)	(39,660)	(41,325)
Directors and Supervisory Committee's fees	(664)	(1,089)	(392)
Total fees for services, maintenance, materials and supplies	$ (88,456)	$ (96,288)	$ (97,064)